Share-Based Compensation - Equity-settled share-based payment plan (Detail) (T Bucks Employee Participation Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
T Bucks Employee Participation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, beginning balance		548,234
Shares acquired by the Trust	548,234
Number of Shares, Ending Balance	548,234	548,234
Outstanding awards expected to vest	548,234
Beginning Balance		$ 25.79
Shares acquired by the Trust	$ 25.79
Fair Value, Ending Balance	$ 25.79	$ 25.79
Outstanding awards expected to vest	$ 25.79